CONSOLIDATED BALANCE SHEETS (Parenthetical) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 CNY (¥) shares	Dec. 31, 2019 $ / shares
Accounts payable (including accounts payable of the consolidated VIEs without recourse to the Group of RMB 19,461 and RMB 6,892 as of December 31, 2019 and 2020, respectively)	¥ 466,705	$ 71,526	¥ 400,542
Advances from customers (including advances from customers of the consolidated VIEs without recourse to the Group of RMB 3,155 and RMB 6,156 as of December 31, 2019 and 2020, respectively)	6,228	954	3,177
Accrued expenses and other liabilities (including accrued expenses and other liabilities of the consolidated VIEs without recourse to the Group of RMB 12,120 and RMB 42,874 as of December 31, 2019 and 2020, respectively)	411,944	63,131	191,065
Income tax payables (including income tax payables of the consolidated VIEs without recourse to the Group of RMB 7,290 and RMB 929 as of December 31, 2019 and 2020, respectively)	18,686	2,864	74,644
Deferred tax liabilities (including deferred tax liabilities of the consolidated VIEs without recourse to the Group of RMB 1,742 and nil as of December 31, 2019 and 2020)	¥ 1,557	$ 239	¥ 1,742
Temporary equity, shares outstanding	0	0	955,159,879
Common stock, par value | $ / shares		$ 0.00001		$ 0.00001
Common stock, shares authorized	10,000,000,000	10,000,000,000	4,044,840,121
Common stock, shares designated	3,039,147,394	3,039,147,394
Variable Interest Entity Primary Beneficiary
Accounts payable (including accounts payable of the consolidated VIEs without recourse to the Group of RMB 19,461 and RMB 6,892 as of December 31, 2019 and 2020, respectively) | ¥	¥ 6,892		¥ 19,461
Advances from customers (including advances from customers of the consolidated VIEs without recourse to the Group of RMB 3,155 and RMB 6,156 as of December 31, 2019 and 2020, respectively) | ¥	6,156		3,155
Income tax payables (including income tax payables of the consolidated VIEs without recourse to the Group of RMB 7,290 and RMB 929 as of December 31, 2019 and 2020, respectively) | ¥	929		7,290
Deferred tax liabilities (including deferred tax liabilities of the consolidated VIEs without recourse to the Group of RMB 1,742 and nil as of December 31, 2019 and 2020) | ¥			1,742
Variable Interest Entity Primary Beneficiary | Without Recourse
Accounts payable (including accounts payable of the consolidated VIEs without recourse to the Group of RMB 19,461 and RMB 6,892 as of December 31, 2019 and 2020, respectively) | ¥	6,892		19,461
Advances from customers (including advances from customers of the consolidated VIEs without recourse to the Group of RMB 3,155 and RMB 6,156 as of December 31, 2019 and 2020, respectively) | ¥	6,156		3,155
Accrued expenses and other liabilities (including accrued expenses and other liabilities of the consolidated VIEs without recourse to the Group of RMB 12,120 and RMB 42,874 as of December 31, 2019 and 2020, respectively) | ¥	42,874		12,120
Income tax payables (including income tax payables of the consolidated VIEs without recourse to the Group of RMB 7,290 and RMB 929 as of December 31, 2019 and 2020, respectively) | ¥	¥ 929		7,290
Deferred tax liabilities (including deferred tax liabilities of the consolidated VIEs without recourse to the Group of RMB 1,742 and nil as of December 31, 2019 and 2020) | ¥			¥ 1,742
Junior Preferred Shares
Temporary equity, par or stated value per share | $ / shares		$ 0.00001		0.00001
Temporary equity, shares authorized			390,032,725
Temporary equity, shares issued			390,032,725
Temporary equity, shares outstanding	0	0	390,032,725
Temporary equity, redemption value | ¥			¥ 40,492
Series B-1 and B-2 Preferred Shares
Temporary equity, par or stated value per share | $ / shares		$ 0.00001		0.00001
Temporary equity, shares authorized			185,793,059
Temporary equity, shares issued			185,793,059
Temporary equity, shares outstanding	0	0	185,793,059
Temporary equity, redemption value | ¥			¥ 95,907
Series B-3 Preferred Shares
Temporary equity, par or stated value per share | $ / shares		$ 0.00001		0.00001
Temporary equity, shares authorized			85,351,118
Temporary equity, shares issued			85,351,118
Temporary equity, shares outstanding	0	0	85,351,118
Temporary equity, redemption value | ¥			¥ 54,708
Series B-3+ Preferred Shares
Temporary equity, par or stated value per share | $ / shares		$ 0.00001		0.00001
Temporary equity, shares authorized			87,075,383
Temporary equity, shares issued			87,075,383
Temporary equity, shares outstanding	0	0	87,075,383
Temporary equity, redemption value | ¥			¥ 114,571
Series C Preferred Shares
Temporary equity, par or stated value per share | $ / shares		$ 0.00001		$ 0.00001
Temporary equity, shares authorized			206,907,594
Temporary equity, shares issued			206,907,594
Temporary equity, shares outstanding	0	0	206,907,594
Temporary equity, redemption value | ¥			¥ 835,972
Class A Ordinary Shares
Common stock, shares authorized	6,000,000,000	6,000,000,000	3,130,264,924
Common stock, shares issued	1,736,321,157	1,736,321,157
Common stock, shares outstanding	1,586,957,585	1,586,957,585
Class B Ordinary Shares
Common stock, par value | $ / shares		$ 0.00001
Common stock, shares authorized	960,852,606	960,852,606	914,575,197
Common stock, shares issued	960,852,606	960,852,606	914,575,197
Common stock, shares outstanding	939,496,191	939,496,191	567,335,222